Total Invested Assets and Related Net Investment Income - Net Investment Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	$ 473	$ 166
Debt securities	3,226	2,596
Mortgages and loans	2,680	2,234
Derivative investments	69	115
Other financial invested assets	248
Other financial liabilities	(371)
Total interest income (expense)	6,325	5,452
Equity securities	212
Other financial invested assets	226
Total dividend & other investment income	438
Total net realized and unrealized gains (losses)	5,896
Provision for credit losses	(14)
Net investment income (loss) from financial instruments	12,645
Investment properties rental income	649	593
Investment properties expenses	(270)	(248)
Investment expenses and taxes	(283)	(257)
Fair value changes on investment properties	(486)
Other investment income (loss)	49	218
Foreign exchange gains (losses)	(126)
Net investment income (loss) from non-financial instruments	(467)
Total Net investment income (loss)	12,178	6,002
Net investment income (loss) recognized in income	11,586	(20,580)
Net investment income (loss) recognized in OCI	592	$ (1,930)
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other financial liabilities	(217)
Measured at amortized cost
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Other financial liabilities	(154)
Other financial liabilities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	25
Other financial liabilities | FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	25
Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0
Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	3,018
Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	396
Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,613
Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	933
Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(89)
Amortized cost
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Mortgages and loans	74
Total interest income (expense)	(80)
Provision for credit losses	(2)
Net investment income (loss) from financial instruments	(82)
FVOCI
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Debt securities	563
Mortgages and loans	103
Other financial invested assets	1
Total interest income (expense)	667
Equity securities	0
Other financial invested assets	0
Total dividend & other investment income	0
Total net realized and unrealized gains (losses)	662
Provision for credit losses	(12)
Net investment income (loss) from financial instruments	1,317
FVOCI | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	463
FVOCI | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	(1)
FVOCI | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	40
FVOCI | Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	160
FVTPL
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Cash, cash equivalents and short-term investments	473
Debt securities	2,663
Mortgages and loans	2,503
Derivative investments	69
Other financial invested assets	247
Total interest income (expense)	5,738
Equity securities	212
Other financial invested assets	226
Total dividend & other investment income	438
Total net realized and unrealized gains (losses)	5,234
Provision for credit losses	0
Net investment income (loss) from financial instruments	11,410
FVTPL | Cash, cash equivalents and short-term securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	0
FVTPL | Debt securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	2,555
FVTPL | Equity securities
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	397
FVTPL | Mortgages and loans
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	1,573
FVTPL | Derivative investments
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	933
FVTPL | Other Financial Invested Assets
Disclosure Of Fair Value Measurement of Assets and Liabilities [Line Items]
Total net realized and unrealized gains (losses)	$ (249)